UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Communications Fund

	Shares	Value ($)

Common Stocks 93.7%
Communications Equipment 0.9%
ADTRAN, Inc.	140,000	3,224,200
Financials 8.6%
Countrywide Financial Corp. (a)	285,000	5,417,850
Leucadia National Corp. (a)	309,300	14,914,446
The First Marblehead Corp.	300,000	11,379,000

		31,711,296
International Network Operations 0.5%
Chunghwa Telecom Co., Ltd. (ADR)	96,267	1,779,005

Media 0.5%
Liberty Global, Inc. "A"*	16,949	695,248
Liberty Global, Inc. "C"* (a)	17,444	674,385
Triple Crown Media, Inc.*	51,789	319,538

		1,689,171
National Carriers 2.0%
Atlantic Tele-Network, Inc.	201,825	7,336,339
Software & Applications 3.6%
IHS, Inc. "A"*	50,000	2,824,500
Liquidity Services, Inc.* (a)	481,000	5,286,190
NeuStar, Inc. "A"*	150,000	5,143,500

		13,254,190
Specialty Services 19.8%
Cbeyond, Inc.* (a)	610,000	24,881,900
MasterCard, Inc. "A" (a)	55,000	8,138,350
PagesJaunes SA	128,572	2,640,692
R.H. Donnelley Corp.* (a)	506,012	28,346,792
Redecard SA (GDR) 144A*	2,600	97,021
Yell Group PLC	1,036,000	9,094,961

		73,199,716
Wireless Services 57.8%
America Movil SAB de CV "L" (ADR)	669,000	42,816,000
American Tower Corp. "A"*	514,500	22,401,330
Clearwire Corp. "A"* (a)	1,002,500	24,501,100
Crown Castle International Corp.* (a)	368,300	14,964,029
Leap Wireless International, Inc.* (a)	150,000	12,205,500
Millicom International Cellular SA* (a)	225,000	18,877,500
NII Holdings, Inc.*	400,000	32,860,000
SBA Communications Corp. "A"* (a)	448,145	15,810,556
Sprint Nextel Corp.	673,876	12,803,644
Tim Participacoes SA (ADR) (Preferred) (a)	398,100	16,146,936

		213,386,595

Total Common Stocks (Cost $194,470,563)		345,580,512
Warrants 6.5%
Bharti Airtel Ltd., Expiration date 10/31/2011*	422,100	10,198,358
Reliance Communications Ltd., Expiration date 10/31/2011*	924,500	13,740,844

Total Warrants (Cost $19,058,022)		23,939,202
Securities Lending Collateral 30.9%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $114,011,252)	114,011,252	114,011,252
Cash Equivalents 0.3%
Cash Management QP Trust, 5.14% (b) (Cost $1,250,875)	1,250,875	1,250,875

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $328,790,712)	131.4	484,781,841
Other Assets and Liabilities, Net	(31.4)	(115,893,221)

Net Assets	100.0	368,888,620

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $111,240,884 which is 30.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007